Variable interest entities (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Variable interest entities (Textual) [Abstract]
Lease payments after tax	813
Future minimum lease payments before tax	145
Variable interest entity
Variable interest entities (Textual) [Abstract]
Lease payments after tax	8
Future minimum lease payments before tax	226
Period over which lease payments will be paid	19 years